Other liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other liabilities [Abstract]
Lease liabilities	₩ 623,339	₩ 612,690
Accounts payable	12,452,551	14,041,740
Accrued expenses	4,416,908	3,273,939
Dividend payable	34,698	32,275
Advance received	186,134	177,121
Unearned income	451,757	397,010
Withholding value-added tax and other taxes	750,547	673,294
Securities deposit received	2,451,521	1,985,269
Foreign exchange settlement pending	359,422	221,521
Domestic exchange settlement pending	2,308,574	1,890,408
Payable from trust account	6,579,457	5,191,901
Due to agencies	718,082	887,400
Deposits for subscription	18,931	133,550
Separate account liabilities	8,004,363	9,834,895
Sundry liabilities	2,149,043	1,563,832
Others	81,148	126,455
Present value discount	(97,703)	(52,464)
Other liabilities	₩ 41,488,772	₩ 40,990,836